Other Intangible assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 04, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0	$ 0
Xbrane Biopharma
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
In-process research and development			$ 28,204,000
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	35,000,000
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ 1,000,000	$ 200,000